Commitments And Contingencies (Legal And Regulatory Contingencies) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 mi	Dec. 31, 2012
Loss Contingencies [Line Items]
Disallowed capital expenditure losses		$ 353,000,000
PGE Corporation And Utility [Member]
Loss Contingencies [Line Items]
Accrued legal liabilities	43,000,000	34,000,000
Probable penalty amount	200,000,000
Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
Accrued legal liabilities	45,000,000	146,000,000
Utility liability insurance for damages	992,000,000
Utility liability insurance deductible	10,000,000
Disallowed capital expenditure losses	196,000,000	353,000,000
Penalties recommended by various parties	2,250,000,000
Capitalized PSEP costs	766,000,000
Amount of capital included in Property, Plant, and Equipment	280,000,000
Number of CPUC investigative enforcement proceedings	3
Number of self-reports filed with SED	50
SED fines for self-reported violations		16,800,000
Cummulative payments for San Bruno settlements	520,000,000
Cummulative insurance recoveries for third-party claims and associated legal costs	354,000,000
CPUC fine in connection with OSC	14,000,000
Natural gas pipeline Transmission Miles	6,750
State General Fund [Member] | Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
SED recommended penalty	300,000,000
PSEP Costs Previously Disallowed By CPUC [Member] | Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
SED recommended penalty	435,000,000
PSEP Costs Approved, Implementation of Operational Remedies, Future PSEP Costs [Member] | Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
SED recommended penalty	1,515,000,000
Maximum [Member] | Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
SED fines for self-reported violations	8,100,000
Minimum [Member] | Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
SED fines for self-reported violations	50,000
San Bruno Explosion [Member] | Pacific Gas And Electric Company [Member]
Loss Contingencies [Line Items]
Cumulative provision	$ 565,000,000
San Bruno Explosion [Member] | San Mateo County Superior Court [Member]
Loss Contingencies [Line Items]
Number of plaintiffs	525
San Bruno Explosion [Member] | Tort Lawsuits [Member] | San Mateo County Superior Court [Member]
Loss Contingencies [Line Items]
Number of lawsuits	165